Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases	Leases
The Company has leases for real estate and equipment. Lease terms range from two years to 10 years.
Changes in the Company’s operating lease right-of-use assets carrying amounts were as follows:

	June 30,	December
	2022	2021
Balance as of beginning of period	$2,955	$1,403
Leases expense	(766)	(494)
Foreign exchange differences	(47)	(48)
Additions	6,526	2,119
Transfers	(23)	(25)
Balance as of end of period	$8,645	$2,955
Changes in the Company’s lease liabilities carrying amounts were as follows:

	June 30,	December, 31
	2022	2021
Balance as of beginning of period	$3,068	$1,415
Additions to lease liabilities	6,526	2,119
Leases expense	91	54
Foreign exchange differences	(366)	(48)
Payments	(830)	(472)
Balance as of end of period	$8,489	$3,068

Total non-current	$6,426	$2,083
Total current	$2,063	$985
The Company recognized in the Consolidated Statements of Operations and Comprehensive Loss the following expenses related to its leases for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Right of use assets	$766	$203
Lease liabilities	91	22
Total lease expense	$857	$225
The amounts of future undiscounted cash flows related to the lease payments over the lease term and the reconciliation to the present value of the operating lease liabilities at June 30, 2022 is as follows:

Operating leases
Years Ended
2023	$2,274
2024	2,086
2025	1,396
2026	521
2027 and thereafter	2,821
Total remaining lease payments	9,098
Less imputed interest	(609)
Present value of lease liability	$8,489

Total non-current	$6,426
Total current	$2,063
The weighted-average remaining years for the operating leases are 6.3 years. The weighted-average discount rate for operating leases is 2.6%.